Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Net of Tax
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		¥ 96,566	¥ 173,849
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(222)	339
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(4,910)	18,249
Gains or losses (realized/ unrealized), asset, total		(5,132)	18,588
Purchases, asset	[3]	453	3,132
Sales, asset		0	(58,350)
Settlements, asset	[4]	(8,837)	(9,830)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		83,050	127,389
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	56	140
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(4,910)	18,249
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		319,297	243,602
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(3,251)	12,527
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(6,019)	13,684
Gains or losses (realized/ unrealized), asset, total		(9,270)	26,211
Purchases, asset	[3]	65,240	21,976
Sales, asset		(50,630)	(3,651)
Settlements, asset	[4]	(88,336)	(7,256)
Transfers in and/or out of Level 3 (net), asset		0	1,273
Ending Balance, asset		236,301	282,155
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,649)	11,956
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	25,351	14,095
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		10,922	3,331
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(61)	(80)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(476)	501
Gains or losses (realized/ unrealized), asset, total		(537)	421
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	(9)	0
Transfers in and/or out of Level 3 (net), asset		0	1,273
Ending Balance, asset		10,376	5,025
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(61)	(80)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(476)	472
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,586	4,737
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(124)	719
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(15)	0
Gains or losses (realized/ unrealized), asset, total		(139)	719
Purchases, asset	[3]	0	14
Sales, asset		0	0
Settlements, asset	[4]	(70)	(70)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		5,377	5,400
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(325)	539
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(15)	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		7,165	0
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(403)	196
Gains or losses (realized/ unrealized), asset, total		(403)	196
Purchases, asset	[3]	0	6,879
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		6,762	7,075
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(403)	0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		295,624	235,534
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(3,066)	11,888
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(5,125)	12,987
Gains or losses (realized/ unrealized), asset, total		(8,191)	24,875
Purchases, asset	[3]	65,240	15,083
Sales, asset		(50,630)	(3,651)
Settlements, asset	[4]	(88,257)	(7,186)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		213,786	264,655
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(3,263)	11,497
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	26,245	13,623
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,857	143,074
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(4,902)	2,383
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(9,831)	17,399
Gains or losses (realized/ unrealized), asset, total		(14,733)	19,782
Purchases, asset	[3]	19,451	3,342
Sales, asset		0	(401)
Settlements, asset	[4]	(1,923)	(663)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		165,652	165,134
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,956)	2,175
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(9,834)	17,400
Fair Value, Measurements, Recurring | Level 3 | Equity securities | Investment funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		162,857	143,074
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(4,902)	2,383
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(9,831)	17,399
Gains or losses (realized/ unrealized), asset, total		(14,733)	19,782
Purchases, asset	[3]	19,451	3,342
Sales, asset		0	(401)
Settlements, asset	[4]	(1,923)	(663)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		165,652	165,134
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(4,956)	2,175
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(9,834)	17,400
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,284	(7,824)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	6,921	4,229
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(538)	(619)
Gains or losses (realized/ unrealized), asset, total		6,383	3,610
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		8,667	(4,214)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	6,921	4,229
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(538)	(619)
Fair Value, Measurements, Recurring | Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,284	(7,824)
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	6,921	4,229
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(538)	(619)
Gains or losses (realized/ unrealized), asset, total		6,383	3,610
Purchases, asset	[3]	0	0
Sales, asset		0	0
Settlements, asset	[4]	0	0
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		8,667	(4,214)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	6,921	4,229
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(538)	(619)
Fair Value, Measurements, Recurring | Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		2,786	4,676
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(365)	(1,409)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0
Gains or losses (realized/ unrealized), asset, total		(365)	(1,409)
Purchases, asset	[3]	476	500
Sales, asset		0	0
Settlements, asset	[4]	(38)	(97)
Transfers in and/or out of Level 3 (net), asset		0	0
Ending Balance, asset		2,859	3,670
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(365)	(1,409)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0
Fair Value, Measurements, Recurring | Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	2,786	4,676
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(365)	(1,409)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(365)	(1,409)
Purchases, asset	[3],[5]	476	500
Sales, asset	[5]	0	0
Settlements, asset	[4],[5]	(38)	(97)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0
Ending Balance, asset	[5]	2,859	3,670
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(365)	(1,409)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		167,207	163,734
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	4,141	(10,121)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	(104)	(170)
Gains or losses (realized/ unrealized), liability, total		4,037	(10,291)
Purchases, liability	[3]	0	0
Sales, liability		0	0
Settlements, liability	[4]	(11,839)	(13,848)
Transfers in and/or out of Level 3 (net), liability		0	0
Ending Balance, liability		151,331	160,177
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,141	(10,121)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(104)	(170)
Fair Value, Measurements, Recurring | Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	167,207	163,734
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	4,141	(10,121)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	(104)	(170)
Gains or losses (realized/ unrealized), liability, total	[6]	4,037	(10,291)
Purchases, liability	[3],[6]	0	0
Sales, liability	[6]	0	0
Settlements, liability	[4],[6]	(11,839)	(13,848)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0
Ending Balance, liability	[6]	151,331	160,177
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	4,141	(10,121)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	(104)	¥ (170)
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		14,136
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(382)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	344
Gains or losses (realized/ unrealized), liability, total		(38)
Purchases, liability	[3]	0
Sales, liability		0
Settlements, liability	[4]	0
Transfers in and/or out of Level 3 (net), liability		0
Ending Balance, liability		14,174
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(382)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	344
Fair Value, Measurements, Recurring | Level 3 | Accounts Payable | Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		14,136
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	(382)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	344
Gains or losses (realized/ unrealized), liability, total		(38)
Purchases, liability	[3]	0
Sales, liability		0
Settlements, liability	[4]	0
Transfers in and/or out of Level 3 (net), liability		0
Ending Balance, liability		14,174
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(382)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	¥ 344

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments”, unrealized gains and losses from accounts payable are included in “Net change of foreign currency translation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policyholder account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2024 and for the six months ended September 30, 2024, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”